Leases - Finance Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases
2024	$ 86,159
2025	122,290
2026	36,535
2027	36,108
2028	35,812
2029 and thereafter	329,157
Total	646,061
Finance lease liabilities, including current portion (see Note 11– Borrowings)	468,414	$ 389,007
Discount based on incremental borrowing rate	$ 177,647